Goodwill and other intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 5,680,000	$ 6,011,000	$ 5,819,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Assets acquired	0	0
Intangible assets written off	0	1,900,000
Amortization expense	5,700,000	6,000,000	5,800,000
Foreign currency translation increase (decrease) in net carrying amount	3,600,000	$ 400,000	$ (1,300,000)
Estimated aggregate amortization expense, next twelve months	5,700,000
Estimated aggregate amortization expense, year two	5,700,000
Estimated aggregate amortization expense, year three	5,700,000
Estimated aggregate amortization expense, year four	5,700,000
Estimated aggregate amortization expense, year five	$ 5,700,000